Equity Incentive Plan	9 Months Ended
Sep. 30, 2018
Equity Incentive Plan [Abstract]
Equity Incentive Plan
13.	Equity Incentive Plan:

On February 1, 2018, the Compensation Committee granted an aggregate of 1,260,000 restricted shares of common stock pursuant to the 2011 Equity Incentive Plan, as amended. Of the total 1,260,000 shares issued, 575,000 shares were granted to the Company's board of directors, 665,000 shares were granted to certain of the Company's employees and 20,000 shares were granted to the sole director of the Company's commercial manager, a non-employee. The fair value of each share on the grant date was $1.035. All the shares will vest over a period of two years. As of September 30, 2018, 1,831,532 shares remained reserved for issuance under the Company's Equity Incentive Plan.

Restricted shares during the nine-month periods ended September 30, 2018 and 2017 are analyzed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2016	652,700	$1.67
Outstanding at September 30, 2017	652,700	$1.67

Outstanding at December 31, 2017	377,600	$1.60
Granted	1,260,000	1.035
Vested	(420,024)	1.035
Forfeited	(45,998)	1.24
Outstanding at September 30, 2018	1,171,578	$1.21

The fair value of the restricted shares has been determined with reference to the closing price of the Company's common share on the date the agreements were signed. The aggregate compensation cost is being recognized ratably in the consolidated statement of loss over the respective vesting periods. The related expense for shares granted to the Company's board of directors and certain of its employees for the nine-month periods ended September 30, 2018 and 2017, amounted to $1,197 and $641, respectively, and is included under general and administration expenses. The unrecognized cost for the non-vested shares granted to the Company's board of directors and certain of its employees as of September 30, 2018 and 2017 amounted to $297 and $307, respectively. The related expense for shares granted to non-employees for the nine-month periods ended September 30, 2018 and 2017, amounted to $20 and $21, respectively, and is included under voyage expenses. At September 30, 2018, the weighted-average period over which the total compensation cost related to non-vested awards granted to the Company's board of directors and its other employees not yet recognized is expected to be recognized is 1 year.